Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 793	£ 569
Differences on exchange	(21)	69
Subsidiaries acquired	42
Provided in respect of the year	282	304
Utilised during the year	(343)	(149)
Ending balance	753	793
– current	399	407
– non-current	354	386
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	190	89
Differences on exchange	4	15
Provided in respect of the year	172	120
Utilised during the year	(208)	(34)
Ending balance	158	190
– current	87	86
– non-current	71	104
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	40	38
Differences on exchange	(3)	8
Provided in respect of the year	15	14
Utilised during the year	(12)	(20)
Ending balance	40	40
– current	24	27
– non-current	16	13
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	163	160
Provided in respect of the year		20
Utilised during the year	(25)	(17)
Ending balance	138	163
– current	22	19
– non-current	116	144
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	400	282
Differences on exchange	(22)	46
Subsidiaries acquired	42
Provided in respect of the year	95	150
Utilised during the year	(98)	(78)
Ending balance	417	400
– current	266	275
– non-current	£ 151	£ 125